COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF RIGHT OF USE ASSET	ROU is summarized below:
	June 30, 2023	June 30, 2022
Office lease	$66,201	$66,201
Less: accumulated amortization	(27,213)	(3,678)
Right-of-use asset, net	$38,988	$62,523

SCHEDULE OF OPERATING LEASE LIABILITY

Operating lease liabilities are summarized below:

	June 30, 2023	June 30, 2022
Office lease	$66,201	$66,201
Reduction of lease liability	(25,418)	(3,277)
Less: office lease, current portion	(21,505)	(20,605)
Long term portion of lease liability	$19,278	$42,319

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

Remaining future minimum lease payments under the non-cancelable operating lease at June 30, 2023 are as follows:

Fiscal Year 2024	$23,990
Fiscal Year 2025	19,992
Imputed interest	(3,199)
Total operating lease liability	$40,783